Segment Information - Summary Of Segment Reporting Information By Segment (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Segment Reporting Information [Line Items]
Segment general and administration	$ 171.8	$ 161.7	$ 133.3
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Segment Reporting Information [Line Items]
Revenues	2,986.4	3,083.8	2,716.3
Gross Contribution	638.0	571.6	480.1
Segment general and administration	171.8	161.7	133.3
Segment profit	466.2	409.9	346.8
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Motion Picture [Member]
Segment Reporting Information [Line Items]
Revenues	1,656.3	1,323.7	1,185.3
Gross Contribution	433.3	386.3	356.0
Segment general and administration	113.9	109.8	93.1
Segment profit	319.4	276.5	262.9
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Television Production [Member]
Segment Reporting Information [Line Items]
Revenues	1,330.1	1,760.1	1,531.0
Gross Contribution	204.7	185.3	124.1
Segment general and administration	57.9	51.9	40.2
Segment profit	$ 146.8	$ 133.4	$ 83.9